1-21296

Certnas

[redacted]

13001024

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
MAR 26 2013
Washington, DC 20549

By Electronic Mail: filer-support@sec.gov

March 26, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 26, 2013, The Nasdaq Stock Market (the "Exchange") received from Pacific Sunwear of California, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Share Purchase Rights

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

The NASDAQ OMX Group · 805 King Farm Blvd. · Rockville, MD 20850 · USA · www.nasdaqomx.com